As filed with the Securities and Exchange Commission on May 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 79.84%
	Aerospace & Defense - 4.64%
7,100	Boeing Co.	$252,618
7,200	Northrop Grumman Corp.	314,208
		566,826

	Air Freight & Logistics - 1.97%
5,400	FedEx Corp.	240,246

	Beverages - 2.01%
5,600	The Coca-Cola Co.	246,120

	Consumer Finance - 1.47%
14,700	Capital One Financial Corp.	179,928

	Distributors - 1.88%
7,700	Genuine Parts Co.	229,922

	Diversified Financial Services - 2.81%
12,900	JPMorgan Chase & Co.	342,882

	Diversified Telecommunication Services - 2.98%
14,430	AT&T, Inc.	363,636

	Energy - 2.23%
10,350	Marathon Oil Corp.	272,102

	Financial Services - 3.70%
16,600	Brookfield Asset Management, Inc. - Class A#	228,748
11,400	The NASDAQ OMX Group, Inc.*	223,212
		451,960

	Food & Staples Retailing - 3.28%
7,680	Wal-Mart Stores, Inc.	400,128

	Food Products - 2.00%
7,400	H.J. Heinz Co.	244,644

	Health Care Providers & Services - 1.90%
11,110	UnitedHealth Group, Inc.	232,532

	Household Products - 3.89%
5,700	Kimberly-Clark Corp.	262,827
4,500	Procter & Gamble Co.	211,905
		474,732

	Industrial Conglomerates - 1.84%
11,500	Tyco International Ltd.#	224,940

	Information Retrieval Services - 3.82%
1,340	Google, Inc. - Class A*	466,400

	Insurance - 2.59%
94	Berkshire Hathaway, Inc. - Class B*	265,080
27,190	Genworth Financial, Inc. - Class A	51,661
		316,741

	IT Services - 5.10%
8,850	Accenture Ltd. - Class A#	243,287
14,800	Paychex, Inc.	379,916
		623,203

	Management Consulting Services - 1.92%
16,840	ABB Ltd. - ADR	234,750

	Metals & Mining - 3.92%
10,700	Newmont Mining Corp.	478,932

	Oil & Gas - 5.76%
16,050	Suncor Energy, Inc.#	356,470
7,080	Total SA - ADR	347,345
		703,815

	Pharmaceuticals - 14.33%
4,800	Genzyme Corp.*	285,072
9,300	GlaxoSmithKline plc - ADR	288,951
6,000	Novartis AG - ADR	226,980
11,500	Perrigo Co.	285,545
11,300	Sanofi-Aventis - ADR	315,609
8,100	Wyeth	348,624
		1,750,781

	Semiconductor & Semiconductor Equipment - 3.60%
29,190	Intel Corp.	439,309

	Wireless Telecommunication Services - 2.20%
15,400	Vodafone Group plc - ADR	268,268
	Total Common Stocks (Cost $11,703,353)	9,752,797

	SHORT-TERM INVESTMENTS - 20.20%
2,467,657	SEI Daily Income Trust Government Fund (Cost $2,467,657)	2,467,657
	Total Investments in Securities (Cost $14,171,010) - 100.04%	12,220,454
	Liabilities in Excess of Other Assets - (0.04%)	(4,516)
	Net Assets - 100.00%	$12,215,938

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows**:

Cost of investments	$14,171,010

Gross unrealized appreciation	$358,311
Gross unrealized depreciation	(2,308,867)
Net unrealized depreciation	$(1,950,556)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2009

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$12,220,454	$12,220,454	$—	$—
Total	$12,220,454	$12,220,454	$—	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/18/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/18/2009

By (Signature and Title)*     /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    5/15/2009

* Print the name and title of each signing officer under his or her signature.